Loans, allowance for loan losses and credit quality (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Loans
Gross loans	SFr 280,137	SFr 277,043
of which held at amortized cost	264,830	257,515	SFr 253,186
of which held at fair value	15,307	19,528
Net (unearned income)/deferred expenses	(106)	(129)
Allowance for loan losses	(882)	(938)	(866)	SFr (758)
Net loans	279,149	275,976
Foreign
Loans
Gross loans	122,441	118,277
Switzerland
Loans
Gross loans	157,696	158,766
Corporate and institutional
Loans
Gross loans	127,840	131,950
of which held at amortized cost	112,553	112,445	108,331
Allowance for loan losses	(662)	(722)	(650)	(507)
Corporate and institutional | Real estate
Loans
Gross loans	26,599	26,016
of which held at amortized cost	26,003	25,556
Corporate and institutional | Commercial and industrial loans
Loans
Gross loans	81,670	83,740
of which held at amortized cost	76,025	73,873
Corporate and institutional | Financial institutions
Loans
Gross loans	15,697	17,921
of which held at amortized cost	9,326	11,689
Corporate and institutional | Governments and public institutions
Loans
Gross loans	3,874	4,273
of which held at amortized cost	1,199	1,327
Consumer
Loans
Gross loans	152,297	145,093
of which held at amortized cost	152,277	145,070	144,855
Allowance for loan losses	(220)	(216)	(216)	(251)
Consumer | Mortgages
Loans
Gross loans	106,039	104,335
of which held at amortized cost	106,039	104,335
Consumer | Loans collateralized by securities
Loans
Gross loans	42,016	37,268
of which held at amortized cost	42,016	37,268
Consumer | Consumer finance
Loans
Gross loans	4,242	3,490
of which held at amortized cost	4,222	3,467
Bank
Loans
Gross loans	284,224	280,026
of which held at amortized cost	268,917	260,498	255,693
of which held at fair value	15,307	19,528
Net (unearned income)/deferred expenses	(106)	(129)
Allowance for loan losses	(881)	(937)	(865)	(757)
Net loans	283,237	278,960
Bank | Foreign
Loans
Gross loans	122,579	118,270
Bank | Switzerland
Loans
Gross loans	161,645	161,756
Bank | Corporate and institutional
Loans
Gross loans	131,927	134,933
of which held at amortized cost	116,640	115,428	110,838
Allowance for loan losses	(661)	(721)	(649)	(506)
Bank | Corporate and institutional | Real estate
Loans
Gross loans	26,599	26,016
of which held at amortized cost	26,003	25,556
Bank | Corporate and institutional | Commercial and industrial loans
Loans
Gross loans	81,792	83,760
of which held at amortized cost	76,147	73,893
Bank | Corporate and institutional | Financial institutions
Loans
Gross loans	19,662	20,884
of which held at amortized cost	13,291	14,652
Bank | Corporate and institutional | Governments and public institutions
Loans
Gross loans	3,874	4,273
of which held at amortized cost	1,199	1,327
Bank | Consumer
Loans
Gross loans	152,297	145,093
of which held at amortized cost	152,277	145,070	144,855
Allowance for loan losses	(220)	(216)	SFr (216)	SFr (251)
Bank | Consumer | Mortgages
Loans
Gross loans	106,039	104,335
of which held at amortized cost	106,039	104,335
Bank | Consumer | Loans collateralized by securities
Loans
Gross loans	42,016	37,268
of which held at amortized cost	42,016	37,268
Bank | Consumer | Consumer finance
Loans
Gross loans	4,242	3,490
of which held at amortized cost	SFr 4,222	SFr 3,467